Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2020
Fuwei Films (Holdings) Co., Ltd (Parent Company)
Schedule of Condensed Unaudited Balance Sheet

Condensed unaudited Balance Sheet as of December 31, 2020 and 2019

	2020		2019
	RMB	US$	RMB

Cash and cash equivalents	—	—	3
Other current assets	280,283	42,955	298,309
Investments in subsidiaries	—	—	—

Total assets	280,283	42,955	298,312

Current liabilities	66,656	10,216	70,943
Total shareholders’ equity	213,627	32,740	227,369

Total liabilities and shareholders’ equity	280,283	42,956	298,312

Schedule of Condensed Unaudited Statements of Operations

Condensed unaudited Statements of Operations (For the years ended December 31, 2020, 2019 and 2018)

	2020		2019	2018
	RMB	US$	RMB	RMB

Interest income (expenses)	—	—	(3)	(3)
General and administrative expenses	—	—	—	(1,661)
Other income	—	—	—	715
Loss before equity in undistributed earnings of subsidiaries	—	—	(3)	(949)
Equity in earnings of subsidiaries	19,610	3,006	11,366	(21,223)

Net income	19,610	3,006	11,363	(22,172)

Schedule of Condensed Unaudited Statement of Cash Flows

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2020, 2019 and 2018)

	2020		2019	2018
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	19,610	3,006	11,363	(22,172)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	(19,610)	(3,006)	(11,366)	21,223
- Foreign exchange gain	—	—	—	—
Changes in operating assets and liabilities:
- Other current assets	—	—	—	—
- Other current liabilities	—	—	(12)	(814)

Net cash provided by operating activities	—	—	(15)	(1,763)

Cash flow from financing activities

Payments to related parties	—	—	—	(639)
Proceeds from related parties	(3)	(1)	—	2,294

Effect of exchange	—	—	—	1

Net cash provided by (used in) financing activities	(3)	(1)	—	1,656

Net increase (decrease) in cash	(3)	(1)	(15)	(107)
Cash:
At beginning of year	3	1	18	125
At end of year	—	—	3	18